First Trust IPOX Europe Equity Opportunities ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended	220 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
IPOX®-100 Europe Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.16%	4.30%		9.58%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.41%	10.30%	8.52%	9.18%	4.37%
First Trust IPOX Europe Equity Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.64%	3.15%		8.32%
Performance Inception Date	Oct. 04, 2018
First Trust IPOX Europe Equity Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.06%	2.50%		7.63%
First Trust IPOX Europe Equity Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.99%	2.10%		6.29%